SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance		£ 19,831		£ 23,312
Balance		17,922		19,831
Issued during the year	[1]			1,061
Repurchases and redemptions during the year		(1,008)	[2]	(7,885)
Foreign exchange movements		(785)		2,751
Other movements (all non-cash)		(116)		321
Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance		864		980
Balance		813		864
Issued during the year	[1]
Repurchases and redemptions during the year	[2]
Foreign exchange movements		(43)		127
Other movements (all non-cash)		(8)		76
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance		4,134		3,748
Balance		3,690		4,134
Issued during the year	[1]
Repurchases and redemptions during the year	[2]	(237)
Foreign exchange movements		(221)		511
Other movements (all non-cash)		14		57
Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance		599		965
Balance		565		599
Issued during the year	[1]
Repurchases and redemptions during the year	[2]
Foreign exchange movements		(34)		166
Other movements (all non-cash)				(57)
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance		14,234		14,009
Balance		12,854		14,234
Issued during the year	[1]			1,061
Repurchases and redemptions during the year	[2]	(771)
Foreign exchange movements		(487)		1,854
Other movements (all non-cash)		£ (122)		380
Enhanced capital notes [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Balance				3,610
Issued during the year	[1]
Foreign exchange movements				93
Other movements (all non-cash)				(135)
Tender offers and redemptions [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(3,568)
Tender offers and redemptions [Member] | Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Tender offers and redemptions [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Tender offers and redemptions [Member] | Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Tender offers and redemptions [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Tender offers and redemptions [Member] | Enhanced capital notes [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(3,568)
Other [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(4,046)
Other [Member] | Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(319)
Other [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(182)
Other [Member] | Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(475)
Other [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(3,070)
Other [Member] | Enhanced capital notes [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]

[1]	4.65% Subordinated Fixed Rate Notes 2026 (US$1,500 million).
[2]	The repurchases and redemptions resulted in cash outflows of 1,008 million.
[3]	In total, the tender offers, repurchases and redemptions resulted from cash outflows of 7,885 million.